RECOVERABLE VALUE OF LONG-TERM ASSETS- General (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment provisional balance	R$ 2,689,823	R$ 7,033,696
Minimum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		4.27%
Maximum
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	15.31%
Generation (except Angra 3)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate without the SUDAM/SUDENE tax benefit		4.70%
Discount rate with the SUDAM/SUDENE tax benefit		5.23%
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.20%
Discount rate without the SUDAM/SUDENE tax benefit	4.82%
Discount rate with the SUDAM/SUDENE tax benefit	5.58%
Impairment provisional balance	R$ 2,620,752	R$ 6,964,625	R$ 7,566,340
Generation | Thermonuclear Power Plant
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment provisional balance		R$ 4,508,765
Generation | Geradora Eolica Ventos de Angelim S.A.
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment provisional balance	R$ 31,914